Mineral Rights and Properties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, Acquisitions	1,000,000
Impairment of Ongoing Project	$ 1,037,500	$ 0
Mineral Rights	$ 0	1,000,000
Clearwater [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, Acquisitions	250,000
Stock Issued During Period, Value, Acquisitions	$ 37,500
Capitalized development cost	$ 194,274	$ 193,505